Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of changes in property and equipment
Asset category	Useful life (in years)
Buildings	40 to 50
Leasehold improvements	24 to 40
Machinery and equipment	10 to 20
Facilities	11
Furniture and fixtures	9 to 12
Others	3 to 5

Schedule of property and equipment

	Balance at 12.31.2020	Additions	Remea- surement (*)	Impairment	Depreciation	Write-offs (**)	Merger	Transfers (***)	Exchange rate changes	Balance at 12.31.2021

Land	3,540	2	-	(1)	(1)	(80)	1	(162)	(174)	3,125
Buildings	4,414	66	-	(1)	(156)	(64)	-	(5)	(246)	4,008
Leasehold improvements	2,412	118	-	(3)	(255)	(241)	4	(200)	(26)	1,809
Machinery and equipment	1,769	480	-	-	(336)	(117)	1	(106)	(75)	1,616
Facilities	283	5	-	-	(42)	(24)	-	(25)	-	197
Furniture and fixtures	706	122	-	-	(144)	(7)	-	(36)	(27)	614
Construction in progress	213	433	-	-	-	(1)	(9)	(461)	(4)	171
Other	34	9	-	-	(13)	-	-	3	-	33
Total	13,371	1,235	-	(5)	(947)	(534)	(3)	(992)	(552)	11,573

Lease – right of use:
Buildings	6,465	232	(463)	-	(830)	(485)	-	1	(192)	4,728
Equipment	49	6	2	-	(13)	(2)	-	-	(4)	38
Land	3	1	1	-	-	-	-	-	-	5
	6,517	239	(460)	-	(843)	(487)	-	1	(196)	4,771
Total	19,888	1,474	(460)	(5)	(1,790)	(1,021)	(3)	(991)	(748)	16,344

(*)	(1,170) is related to the remeasurement of the leasing liability of the 50 stores that will be delivered to Sendas in 2022 (see note 1.1), partially offset by the monetary restatement of the rental contracts.
(**)	Mainly refers to the Extra Hiper transaction (see note 1.1), being R$481 in fixed assets and R$385 in right of use.
(***)	Of this amount, the main effects are R$996 from transfers to held for sale and R$115 for intangibles and R$196 from investment properties.

	Balance at 12.31.2019	Additions	Remea- surement	Impairment	Depreciation	Write-offs	Merger	Transfers (*)	Exchange rate changes	Deconsolidation	Balance at 12.31.2020

Land	3,692	61	-	-	-	(87)	121	(308)	542	(481)	3,540
Buildings	4,869	80	-	(23)	(156)	(145)	-	(308)	705	(608)	4,414
Leasehold improvements	4,441	788	-	-	(429)	(119)	-	262	70	(2,601)	2,412
Machinery and equipment	2,281	308	-	-	(437)	(69)	-	172	151	(637)	1,769
Facilities	580	61	-	-	(67)	(11)	-	(18)	8	(270)	283
Furniture and fixtures	1,007	120	-	-	(193)	(16)	-	62	66	(340)	706
Construction in progress	275	746	-	-	-	(7)	-	(750)	17	(68)	213
Other	74	18	-	-	(28)	-	-	7	1	(38)	34
Total	17,219	2,182	-	(23)	(1,310)	(454)	121	(881)	1,560	(5,043)	13,371

Lease – right of use:
Buildings	7,023	2,001	1,403	-	(928)	(1,005)	-	(3)	402	(2,428)	6,465
Equipment	45	24	(7)	-	(15)	(1)	-	-	9	(6)	49
Land	3	-	-	-	-	-	-	-	-	-	3
	7,071	2,025	1,396	-	(943)	(1,006)	-	(3)	411	(2,434)	6,517
Total	24,290	4,207	1,396	(23)	(2,253)	(1,460)	121	(884)	1,971	(7,477)	19,888

(*)	The main effects are R$722 for transfers to held for sale and R$198 for intangibles and R$49 for investment properties

	Balance at 12.31.2021			Balance at 12.31.2020
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	3,125	-	3,125	3,540	-	3,540
Buildings	4,751	(743)	4,008	5,219	(805)	4,414
Leasehold improvements	3,749	(1,940)	1,809	4,778	(2,366)	2,412
Machinery and equipment	4,201	(2,585)	1,616	4,438	(2,669)	1,769
Facilities	554	(357)	197	725	(442)	283
Furniture and fixtures	1,810	(1,196)	614	1,966	(1,260)	706
Construction in progress	171	-	171	213	-	213
Other	163	(130)	33	181	(147)	34
	18,524	(6,951)	11,573	21,060	(7,689)	13,371

Lease – right of use:
Buildings	8,774	(4,046)	4,728	10,069	(3,604)	6,465
Equipment	101	(63)	38	105	(56)	49
Land	9	(4)	5	7	(4)	3
	8,884	(4,113)	4,771	10,181	(3,664)	6,517
Total	27,408	(11,064)	16,344	31,241	(11,353)	19,888

Schedule of reconciliation of additions to property and equipment

	2021	2020

Additions (i)	1,474	4,207
Lease	(239)	(2,025)
Capitalized borrowing costs	(11)	(15)
Property and equipment financing - Additions (ii)	(1,149)	(2,001)
Property and equipment financing - Payments (ii)	960	2,123
Total	1,035	2,289

(i)	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
(ii)	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.